UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number      811-21465
ING Clarion Global Real Estate Income Fund

(Exact name of registrant as specified in charter)
259 N. Radnor-Chester Road
Radnor, PA 19087

(Address of principal executive offices) (Zip code)
T. Ritson Ferguson, President and Chief Executive Officer
ING Clarion Global Real Estate Income Fund
259 N. Radnor-Chester Road
Radnor, PA 19087

(Name and address of agent for service)
Registrant’s telephone number, including area code:      1-888-711-4CRA
Date of fiscal year end:     December 31
Date of reporting period:     June 30, 2006
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report(s) to Stockholders.
The Trust’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Semi-Annual Report

June 30, 2006

ING Clarion Global Real Estate Income Fund

ING REAL ESTATE

ING Clarion Global Real Estate Income Fund
Letter to Shareholders

Dear Shareholder:

The ING Clarion Global Real Estate Income Fund (“Fund”) generated strongly positive performance for the six months ended June 30, 2006 with growth in the Net Asset Value (“NAV”) of +16.95%. The market return (share price appreciation plus dividends received) was 13.96%[1] for the same period, slightly less because the discount to NAV at which the Fund trades widened slightly to 8.1% versus the discount at December 31, 2005. The closing price of the Fund on June 30th was $17.87 per share versus an NAV per share of $19.44. The Fund’s performance outperformed on both an NAV and market price basis the S&P/ Citigroup World Property Index (S&PWPI) and the Morgan Stanley REIT Preferred Index (MSRPI), which rose 12.43% and 2.40% respectively. A blended benchmark of 80% S&PWPI and 20% MSRPI rose 10.41% in the first six months of 2006. The Fund paid total dividends of $0.69 per share during the first six months of the year consisting of six regular monthly dividends of $0.115 per share. The annualized dividend of $1.38 per share equates to an 7.7% yield on share price and an 7.1% yield on NAV.

Total preferred stock and debt of the fund was $901 million (or 31% of the fund’s total assets), which is comfortably below the 35% “leverage” discussed in the Fund’s offering documents. We chose to lock in attractive longer-term rates on $400M by executing two interest rate swaps in May 2004. As of June 30th, the swaps had an average rate of 4.0% thus assuring an attractive low interest cost for the approximately 2-year remaining term on the swaps.

At June 30th, the Fund’s investments remained well-diversified by property type and geography with an investment bias towards those countries and companies which generate income via above average dividend yields. The Fund at June 30th was 44% in U.S. common stock, 13% in Continental Europe, 10% in Australia, 9% in Canada, 7% in the U.K., 5% in Asia and 12% in preferred stock of real estate companies (presently all U.S.). Though allowed to invest up to 30% in preferred stock of real estate companies, we chose to have significantly less exposure during the period which contributed to the Fund’s good absolute and relative performance as common stocks outperformed preferred stocks for the first part of the year.

The best performing regions for the six months per the S&P/ Citigroup World Property Index, were Europe (+20.8%) followed by North America (+10.3%) and the Asia-Pacific region (5.3%). All three major countries in the Asia Pacific region underperformed: Japan (2.4%), Australia (3.9%), and Hong Kong (9.1%). The Japanese property stocks underperformed despite improving economic and property fundamentals: 1) projected 2006 real GDP was revised up from 1.8% to 2.4% in April during the Bank of Japan’s semi-annual review, 2) the jobless rate is the lowest in seven years at 4.1%, 3) vacancy rates in the five central wards have decreased to nearly 3.0%, and 4) average office rents continue to steadily rise. The Hong Kong property market reacted negatively to the prospect of continued rising interest rates as well as the attempt by the Chinese government to cool the housing market. China’s State Council announced a six-point plan which it is gradually articulating, including an increase in down payments on housing from 20% to 30% as well as the imposition of capital gains taxes on second homes or primary homes held less than five years.

The Fund’s performance was helped by its allocations to Continental Europe (+21.8%), the United Kingdom (+19.5%), and the U.S. (+10.5%). The most notable story of the first half was the strong performance of the U.K. property stocks which responded well to positive announcements about the Treasury’s proposals for REIT-enabling legislation to be enacted later this year. Strong security selection across all regions and within the allocation to preferred stocks helped drive the Fund’s outperformance for the period, especially in Asia-Pacific and North America.

Turnover in the Fund was low for the first six months as we feel the Fund is well positioned for the current environment. Trading was largely focused on redeploying the funds received from positions in three portfolio companies whose takeovers were consummated earlier this year: Amli Residential, Arden Realty, and Prentiss Properties. The Fund continues to benefit from M&A activity in the property sector as takeovers were announced in June and July for two other holdings in the Fund (Trizec Properties and Heritage Property Investment Trust), which have also positively impacted the NAV of the Fund. The announced privatizations continue a trend of marginal shrinkage in the supply of U.S. REIT stock. For the first half of 2006, there have been six M&A transactions announced

Semi-Annual Report  June 30, 2006   1

ING Clarion Global Real Estate Income Fund  Letter to Shareholders continued

($26.4 billion in value), including five privatizations with a gross value of $21.4 billion. Meanwhile, there have been no new Initial Public Offerings (IPOs) in 2006 and only $4.5 billion in follow-on equity offerings year to date. Though the overall size of the U.S. REIT market (measured by market capitalization) is growing, the value of stock taken from the market via privatizations is over $30 billion more than the value of new stock issued during the last three years. The acquisitions serve to underpin the continued attractiveness of publicly traded property stocks in an investment environment characterized by growing interest in real estate. To many investors, real estate remains attractive versus other asset classes by virtue of its solid income return and good earnings growth potential.

Global property companies should continue to deliver positive performance for many reasons including strong funds flow, continued attractive relative dividend yields, and improving real estate market fundamentals driving accelerating earnings growth. The proliferation of REIT-type structures around the world has been a definite catalyst for the continued creation of new property companies around the world. The number of IPOs for real estate companies has increased in both Europe and Asia. The number of REITs is growing in Japan, Singapore, and Hong Kong. As the United Kingdom and German governments continue the legislative process for introducing REITs later this year or next, we have seen new property company listings in much of Europe. The advent of the REIT structure in both the U.K. and Germany should help expand representation of Europe in the publicly traded property company universe. Europe is currently underrepresented in the global universe, largely as the result of much of German property being owned by the open-end funds and institutions rather than public property companies. With one-third of Europe’s GDP and a public property company potential universe size exceeding U.S. $100 billion, German represents a significant potential opportunity. The fund is well positioned to take advantage of the increasing globalization of real estate.

We appreciate your continued faith and confidence.

Sincerely,

T. Ritson Ferguson President and Chief Executive Officer	Steven D. Burton Co-Portfolio Manager

Index Definitions:

The S&P/ Citigroup World Property Index is unmanaged market-weighted total return index which consists of over 350 real estate companies from 18 developed markets with a free float total market capitalization of at least U.S. $100 million that derive more than 60% of their revenue from real estate development, management, rental and/or direct investment in physical property.

The Morgan Stanley REIT Preferred Index is a preferred stock market capitalization weighted index of all exchange traded preferred securities of equity REITS.

[1]	Market value total investment return does not take into effect open market purchases under the dividend reinvestment plan as required by generally accepted accounting principles. Such market value total investment return calculated in accordance with generally accepted accounting principles is disclosed in the financial highlights table of the semi-annual report.

2  Semi-Annual Report  June 30, 2006

ING Clarion Global Real Estate Income Fund
Portfolio of Investments June 30, 2006 (unaudited)

		U.S. $
Shares		Value

	Common Stock – 123.9%
	Real Estate Investment Trusts (“REIT”) – 123.9%
	Australia – 14.7%
29,967,000	DB RREEF Trust	$32,616,725
34,035,794	Investa Property Group	55,378,279
14,384,178	Macquarie CountryWide Trust	19,449,834
11,059,530	Macquarie Goodman Industrial Trust	49,300,052
28,584,000	Macquarie ProLogis Trust	23,784,854
8,484,633	Westfield Group	109,242,362

		289,772,106

	Canada – 12.2%
1,761,900	Boardwalk Real Estate Investment Trust	40,637,294
464,700	Calloway Real Estate Investment Trust	10,216,631
500,000	Crombie Real Estate Investment Trust	5,013,038
748,500	Dundee Real Estate Investment Trust	18,980,038
884,800	H&R Real Estate Investment Trust	18,283,162
2,722,900	InnVest Real Estate Investment Trust	29,968,794
700,000	Primaris Retail Real Estate Investment Trust	10,228,397
879,900	Retirement Residences Real Estate Investment Trust	6,052,725
2,276,600	RioCan Real Estate Investment Trust	44,299,635
2,166,800	Summit Real Estate Investment Trust	49,878,680
691,000	Sunrise Senior Living Real Estate Investment Trust	6,368,807

		239,927,201

	Finland – 0.4%
773,000	Sponda Oyj	7,907,170

	France – 6.8%
403,500	Societe de la Tour Eiffel	47,724,003
489,478	Unibail	85,306,206

		133,030,209

	Hong Kong – 3.6%
35,700,000	Agile Property Holdings Ltd. (a)	21,373,117
12,988,000	China Overseas Land & Investment Ltd.	7,901,159
8,133,000	Hang Lung Properties Ltd.	14,555,002
2,400,000	Sun Hung Kai Properties Ltd.	24,472,769
1,153,000	The Link REIT(a)	2,308,375

		70,610,422

	Japan – 3.3%
2,388	Japan Retail Fund Investment Corp.	18,800,682
1,025,000	Mitsubishi Estate Co., Ltd.	21,788,479
668,000	Mitsui Fudosan Co., Ltd.	14,521,104
934	Nippon Building Fund, Inc.	9,069,151

		64,179,416

	Netherlands – 11.4%
116,780	Corio NV	7,261,467
357,401	Eurocommercial Properties NV	13,691,441
1,136,730	Nieuwe Steen Investments NV	30,523,070
494,786	Rodamco Europe NV	48,493,235
417,161	VastNed Retail NV	33,871,078
934,400	Wereldhave NV	90,862,283

		224,702,574

	United Kingdom – 8.6%
1,167,200	British Land Co. Plc	27,265,581
1,209,242	Hammerson Plc	26,480,797
1,604,300	Land Securities Group Plc	53,232,167
853,400	Liberty International Plc	16,810,025
3,923,700	Slough Estates Plc	44,377,045

		168,165,615

	United States – 62.9%
115,300	Acadia Realty Trust	2,726,845
147,300	AMB Property Corp.	7,446,015
898,200	American Campus Communities, Inc.	22,320,270
289,000	Apartment Investment & Management Co. – Class A	12,557,050
1,162,000	Archstone-Smith Trust	59,110,940
65,200	AvalonBay Communities, Inc.	7,212,424
322,500	BNP Residential Properties, Inc.	5,498,625
422,000	Boston Properties, Inc.	38,148,800
1,243,330	Brandywine Realty Trust	39,997,926
1,146,700	Camden Property Trust	84,339,785
1,231,800	Cedar Shopping Centers, Inc.	18,132,096
402,900	Colonial Properties Trust	19,903,260
570,700	Commercial Net Lease Realty	11,385,465
419,300	Developers Diversified Realty Corp.	21,879,074
532,600	Equity Office Properties Trust	19,445,226
1,208,500	Extra Space Storage, Inc.	19,626,040
87,000	Federal Realty Investment Trust	6,090,000
1,211,100	First Industrial Realty Trust, Inc.	45,949,134
315,000	Glenborough Realty Trust, Inc.	6,785,100
1,151,600	GMH Communities Trust	15,178,088
675,000	Gramercy Capital Corp.	17,482,500
856,200	Health Care REIT, Inc.	29,924,190
2,697,530	Heritage Property Investment Trust	94,197,748
371,000	Hersha Hospitality Trust	3,446,590
308,000	Hospitality Properties Trust	13,527,360
941,484	HRPT Properties Trust	10,883,555
717,600	iStar Financial, Inc.	27,089,400
1,580,990	Liberty Property Trust	69,879,758
2,733,400	Maguire Properties, Inc.	96,133,678

See notes to financial statements.
Semi-Annual Report  June 30, 2006   3

ING Clarion Global Real Estate Income Fund     Portfolio of Investments (unaudited) continued

		U.S. $
Shares		Value

	Common Stock (continued)
637,700	Mid-America Apartment Communities, Inc.	$35,551,775
2,611,100	Nationwide Health Properties, Inc.	58,775,861
170,700	New Plan Excel Realty Trust	4,214,583
1,994,070	OMEGA Healthcare Investors, Inc.	26,361,605
297,000	Pan Pacific Retail Properties, Inc.	20,602,890
994,000	Pennsylvania Real Estate Investment Trust	40,127,780
325,000	ProLogis	16,939,000
714,700	Reckson Associates Realty Corp.	29,574,286
364,700	Regency Centers Corp.	22,666,105
457,400	SL Green Realty Corp.	50,071,578
171,100	Sovran Self Storage, Inc.	8,690,169
1,144,100	Spirit Finance Corp.	12,882,566
466,900	Strategic Hotels & Resorts, Inc.	9,683,506
662,500	The Macerich Co.	46,507,500
500,300	Trizec Properties, Inc.	14,328,592
800,000	Trustreet Properties, Inc.	10,552,000
200,000	U-Store-It Trust	3,772,000

		1,237,598,738

	Total Common Stock (cost $1,887,331,807)	2,435,893,451

	Master Limited Partnerships – 0.6%
	United States – 0.6%
340,909	Verde Realty MLP (cost $11,249,997)	11,249,997

	Limited Liability Company – 0.1%
	United States – 0.1%
37,879	Verde Realty LLC (cost $1,250,007)	1,250,007

	Preferred Stock – 15.2%
	Real Estate Investment Trusts (“REIT”) – 15.2%
	United States – 15.2%
125,800	Affordable Residential Communities, Series A	2,874,530
450,000	Alexandria Real Estate Corp., Series C	11,772,000
80,500	Apartment Investment & Management Co., Series U	1,980,300
400,000	Apartment Investment & Management Co., Series V	9,980,000
400,000	Apartment Investment & Management Co., Series Y	9,975,000
174,000	Associated Estates Realty Corp.	4,480,500
207,700	Cedar Shopping Centers, Inc.	5,445,894
125,000	Digital Realty Trust, Inc., Series B	2,968,750
200,800	Duke Realty Corp., Series M	4,929,640
126,800	Eagle Hospitality Properties Trust, Inc., Series A	3,100,260
337,500	Equity Inns, Inc., Series C	8,521,875
20,000	FelCor Lodging Trust, Inc.	490,000
430,700	Glimcher Realty Trust, Series G	10,767,500
520,000	Health Care REIT, Inc., Series F	13,067,600
905,600	Host Marriot Corp, Series E	24,451,200
222,600	Innkeepers USA Trust, Series C	5,498,220
1,015,000	iStar Financial, Inc., Series I	24,816,750
200,000	LaSalle Hotel Properties	4,760,000
523,200	LaSalle Hotel Properties, Series E	13,210,800
36,000	LBA Realty Fund II – WBP, Inc., Series A	1,762,877
170,000	LBA Realty Fund II – WBP, Inc., Series B	3,536,000
1,000,000	LTC Properties, Inc., Series F	24,940,000
291,800	Maguire Properties, Inc., Series A	7,207,460
200,000	Mid-America Apartment Communities, Inc., Series H	5,086,000
120,000	OMEGA Healthcare Investors, Inc., Series D	3,074,400
240,000	RAIT Investment Trust, Series A	5,724,000
160,000	RAIT Investment Trust, Series B	4,024,000
192,500	SL Green Realty Corp., Series C	4,716,250
200,000	SL Green Realty Corp., Series D	5,060,000
275,000	Strategic Hotels & Resorts, Inc. (b)	6,960,937
400,000	Strategic Hotels & Resorts, Inc., Series B	10,125,000
363,600	Strategic Hotels & Resorts, Inc., Series C	9,053,640
368,000	Sunstone Hotel Investors, Inc., Series A	9,273,600
342,600	Taubman Centers, Inc., Series G	8,864,775
573,500	Taubman Centers, Inc., Series H	14,280,150
464,400	Winston Hotels, Inc., Series B	11,479,968

	Total Preferred Stock (cost $297,976,476)	298,259,876

	Convertible Preferred Stock – 1.7%
	Real Estate Investment Trusts (“REIT”) – 1.7%
	United States – 1.7%
974,000	FelCor Lodging Trust, Inc., Series A	23,755,860
200,000	Ramco-Gershenson Properties Trust, 7.95%, Series C	5,960,000
200,000	Windrose Medical Properties Trust, 7.50%, Series A	5,040,000

	Total Convertible Preferred Stock (cost $32,130,721)	34,755,860

See notes to financial statements.
4  Semi-Annual Report  June 30, 2006

ING Clarion Global Real Estate Income Fund     Portfolio of Investments (unaudited) continued

		U.S. $
Shares		Value

	Investment Companies – 2.9%
	United Kingdom – 2.9%
399,119	Eurocastle Investment Ltd.	$14,289,336
15,495,600	ING UK Real Estate Income Trust, Ltd. +	32,887,224
4,620,000	Insight Foundation Property Trust, Ltd.	11,172,485

	Total Investment Companies (cost $45,646,790)	58,349,045

	Total Investments – 144.4% (cost $2,275,585,798)	2,839,758,236
	Liabilities in Excess of Other Assets – (8.3%)	(163,367,280)
	Preferred shares, at redemption value – (36.1%)	(710,000,000)

	Net Assets Applicable to Common Shares – 100% (c)	$1,966,390,956

(a)	Non-income producing security.

(b)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the securities amounted to $6,960,937 or 0.4% of net assets.

(c)	Portfolio percentages are calculated based on net assets applicable to Common Shares.

+	Investments in companies considered to be an affiliate of the Trust (such companies are defined as “Affiliated Companies” in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

		Dividend Income
Affiliate	Net Activity	(in Thousands)

ING UK Real Estate Income Trust, Ltd.	—	$780,266

See notes to financial statements.
Semi-Annual Report  June 30, 2006   5

ING Clarion Global Real Estate Income Fund
Statement of Assets and Liabilities June 30, 2006 (unaudited)

Assets
Investments, at value (cost $2,248,079,652)	$2,806,871,012
Investment in affiliate (cost $27,506,146)	32,887,224
Cash (including foreign currency of $809,082, a cost of $825,694)	810,065
Dividends receivable	18,316,728
Unrealized appreciation on swap contracts	10,329,723
Dividend withholding reclaims receivable	1,472,081
Other assets	48,759

Total Assets	2,870,735,592

Liabilities
Line of credit payable	191,058,000
Management fee payable	1,367,142
Dividends payable — preferred shares	848,410
Accrued expenses and other liabilities	1,071,084

Total Liabilities	194,344,636

Preferred Shares, at redemption value
$0.001 par value per share; 28,400 Auction Preferred Shares authorized, issued and outstanding at $25,000 per share liquidation preference	710,000,000

Net Assets Applicable to Common Shares	$1,966,390,956

Composition of Net Assets Applicable to Common Shares
Common Shares, $0.001 par value per share; unlimited number of shares authorized, 101,161,287 shares issued and outstanding	$101,161
Additional paid-in capital	1,439,286,634
Distributions in excess of net investment income	(101,004,896)
Accumulated net realized gain on investments, swap contracts and foreign currency transactions	53,411,407
Net unrealized appreciation on investments, swap contracts and foreign currency denominated assets and liabilities	574,596,650

Net Assets Applicable to Common Shares	$1,966,390,956

Net Asset Value Applicable to Common Shares
(based on 101,161,287 common shares outstanding)	$19.44

See notes to financial statements.
6  Semi-Annual Report  June 30, 2006

ING Clarion Global Real Estate Income Fund
Statement of Operations For the Six Months Ended June 30, 2006 (unaudited)

Investment Income
Dividends (net of foreign withholding taxes of $4,936,462)	$75,992,838
Interest	4,450

Total Investment Income		$75,997,288

Expenses
Management fees	11,657,096
Interest expense on line of credit	3,793,851
Auction agent fees — preferred shares	895,980
Administration fees	281,753
Transfer agent fees	208,193
Custodian fees	200,376
Printing fees	167,674
Insurance fees	90,612
Audit fees	38,300
Legal fees	36,415
Trustees’ fees and expenses	35,056
AMEX listing fee	7,438
Rating agency fees	5,654
Miscellaneous expenses	17,184

Total Expenses		17,435,582
Management fee waived		(3,428,558)

Net Expenses		14,007,024

Net Investment Income		61,990,264

Net Realized and Unrealized Gain (Loss) on Investments, Swap Contracts and Foreign Currency Transactions
Net realized gain (loss) on:
Investments		29,624,474
Swap contracts		1,251,044
Foreign currency transactions		(90,350)

		30,785,168

Net change in unrealized appreciation/depreciation on:
Investments		212,365,816
Swap contracts		4,460,738
Foreign currency denominated assets and liabilities		162,713

		216,989,267

Net Gain on Investments, Swap Contracts and Foreign Currency Transactions		247,774,435

Dividends and Distributions on Preferred Shares from
Net investment income		(16,507,128)

Net Increase in Net Assets Applicable to Common Shares Resulting from Operations		$293,257,571

See notes to financial statements.
Semi-Annual Report  June 30, 2006   7

ING Clarion Global Real Estate Income Fund
Statements of Changes in Net Assets Applicable to Common Shares

	For the Six Months
	Ended	For the Year
	June 30, 2006	Ended
	(unaudited)	December 31, 2005

Change in Net Assets Applicable to Common Shares Resulting from Operations
Net investment income	$61,990,264	$110,561,522
Net realized gain on investments, swap contracts and foreign currency transactions	30,785,168	28,137,989
Net change in unrealized appreciation/depreciation on investments, swap contracts and foreign currency denominated assets and liabilities	216,989,267	18,561,414
Dividends and distributions on Preferred Shares from net investment income	(16,507,128)	(23,717,912)

Net increase in net assets applicable to Common Shares resulting from operations	293,257,571	133,543,013

Dividends and Distributions on Common Shares*
Distribution of net investment income	(69,801,288)	(139,299,092)
Distribution of capital gains	—	(17,197,419)

Total dividends and distributions on Common Shares	(69,801,288)	(156,496,511)

Capital Share Transactions
Net proceeds from the issuance of Common Shares	—	88,896

Net increase from capital share transactions	—	88,896

Net Increase (Decrease) in Net Assets	223,456,283	(22,864,602)
Net Assets Applicable to Common Shares
Beginning of period	1,742,934,673	1,765,799,275

End of period (net of distributions in excess of net investment income of $101,004,896 and $76,686,744, respectively)	$1,966,390,956	$1,742,934,673

*	The final determination of the source of the 2006 distributions for tax purposes will be made after the Fund’s fiscal year.

See notes to financial statements.
8  Semi-Annual Report  June 30, 2006

ING Clarion Global Real Estate Income Fund
Statement of Cash Flows For the Six Months Ended June 30, 2006 (unaudited)

Cash Flows from Operating Activities:
Net increase in net assets applicable to Common Shares resulting from operations	$293,257,571

Adjustments to Reconcile Net Increase in Net Assets Applicable to Common Shares Resulting From Operations to Net Cash Used in Operating and Investing Activities:
Increase in unrealized appreciation on swap contracts	(4,460,738)
Net change in unrealized appreciation/depreciation on investments	(212,365,816)
Net realized gain on investments	(29,624,474)
Cost of long-term securities purchased	(244,191,999)
Proceeds from sale of long-term securities	186,175,400
Decrease in receivable for investment securities sold	79,596,319
Decrease in dividends receivable	371,847
Increase in reclaims receivable	(364,568)
Decrease in other assets	81,904
Decrease in payable for investment securities purchased	(82,350,731)
Increase in management fee payable	79,158
Increase in accrued expenses and other liabilities	479,543

Net Cash Used in Operating and Investing Activities	(13,316,584)

Cash Flows from Financing Activities:
Cash distributions paid on Common Shares	(69,801,288)
Increase in line of credit payable	71,596,000
Increase in dividends payable — preferred shares	38,241

Net Cash Provided by Financing Activities	1,832,953

Net decrease in cash	(11,483,631)
Cash at Beginning of Period	12,293,696

Cash at End of Period	$810,065

See notes to financial statements.
Semi-Annual Report  June 30, 2006   9

ING Clarion Global Real Estate Income Fund
Financial Highlights

	For the
	Six Months			For the Period
	Ended		For the	February 18, 2004(1)
	June 30, 2006		Year Ended	through
Per share operating performance for a Common Share	(unaudited)		December 31, 2005	December 31, 2004
outstanding throughout the period

Net asset value, beginning of period	$17.23		$17.46	$14.33(2)

Income from investment operations
Net investment income(3)	0.61		1.09	0.84
Net realized and unrealized gain on investments, swap contracts and foreign currency transactions	2.45		0.46	3.12
Dividends and distributions on Preferred Shares from net investment income (common stock equivalent basis)	(0.16)		(0.23)	(0.08)

Total from investment operations	2.90		1.32	3.88

Dividends and distributions on Common Shares
Net investment income	(0.69)		(1.38)	(0.75)
Capital gains	—		(0.17)	—

Total dividends and distributions to Common Shareholders	(0.69)		(1.55)	(0.75)

Net asset value, end of period	$19.44		$17.23	$17.46

Market value, end of period	$17.87		$16.30	$15.21

Total investment return(5)
Net asset value	16.95%		8.13%	28.20	%(4)
Market value	13.89%		18.32%	7.16	%(4)
Ratios and supplemental data
Net assets, applicable to Common Shares, end of period (thousands)	$1,966,391		$1,742,935	$1,765,799
Ratios to average net assets applicable to Common Shares of:
Net expenses, after fee waiver+	1.48	%(6)	1.34%	1.17	%(6)
Net expenses, before fee waiver+	1.84	%(6)	1.71%	1.53	%(6)
Net investment income, after preferred share dividends	4.80	%(6)	5.11%	6.20	%(6)
Preferred share dividends	1.74	%(6)	1.39%	0.66	%(6)
Net investment income, before preferred share dividends +	6.54	%(6)	6.50%	6.86	%(6)
Ratios to average net assets applicable to Common & Preferred Shares of:
Net expenses, after fee waiver+	1.02	%(6)	0.91%	0.82	%(6)
Net expenses, before fee waiver+	1.27	%(6)	1.16%	1.07	%(6)
Net investment income, after preferred share dividends	3.32	%(6)	3.45%	4.35	%(6)
Preferred share dividends	1.20	%(6)	0.94%	0.46	%(6)
Net investment income, before preferred share dividends +	4.52	%(6)	4.39%	4.81	%(6)
Portfolio turnover rate	6.74%		21.79%	21.54%
Leverage analysis:
Preferred shares, at redemption value, ($25,000 per share liquidation preference) (thousands)	$710,000		$710,000	$710,000
Net asset coverage per share of preferred shares	$94,239		$86,368	$87,176

(1)	Commencement of operations.

(2)	Net asset value at February 18, 2004.

(3)	Based on average shares outstanding.

(4)	Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.00 (less $0.675 sales load) per share paid by the initial shareholder on the first day and a sale at net asset value on the last day of the period reported. Total investment return based upon market value is calculated assuming a purchase of Common Shares at the then-current market price of $15.00 on February 25, 2004 (initial public offering).

(5)	Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust’s Dividend Reinvestment Plan.

(6)	Annualized.

+	Does not reflect the effects of dividends to Preferred Shareholders.

See notes to financial statements.
10  Semi-Annual Report  June 30, 2006

ING Clarion Global Real Estate Income Fund
Notes to Financial Statements June 30, 2006 (unaudited)

1. Fund Organization

ING Clarion Global Real Estate Income Fund (the “Trust”) is a non-diversified, closed-end management investment company that was organized as a Delaware statutory trust on November 6, 2003 under the Investment Company Act of 1940, as amended. ING Clarion Real Estate Securities, L.P. (the “Advisor”) is the Trust’s investment advisor. The Trust commenced operations on February 18, 2004.

2. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Trust.

Securities Valuation – The net asset value of the common shares of the Trust will be computed based upon the value of the Trust’s portfolio securities and other assets. The Trust calculates net asset value per common share by subtracting the Trust’s liabilities (including accrued expenses, dividends payable and any borrowings of the Trust) and the liquidation value of any outstanding preferred shares from the Trust’s total assets (the value of the securities the Trust holds, plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of common shares of the Trust outstanding. Net asset value per common share will be determined as of the close of the regular trading session (usually 4:00 p.m., EST) on the New York Stock Exchange (“NYSE”) on each business day on which the NYSE is open for trading.

For purposes of determining the net asset value of the Trust, readily marketable portfolio assets traded principally on an exchange, or on a similar regulated market reporting contemporaneous transaction prices, are valued, except as indicated below, at the last sale price for such assets on such principal markets on the business day on which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Trust’s board of trustees (the “Board”) shall determine in good faith to reflect its fair market value. Readily marketable assets not traded on such a market are valued at the current bid prices provided by dealers or other sources approved by the Board, including pricing services when such prices are believed by the Board to reflect the fair market value of such assets. The prices provided by a pricing service take into account institutional size trading in similar groups of assets and any developments related to specific assets. Foreign securities are valued based upon quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value. Other assets are valued at fair value by or pursuant to guidelines approved by the Board.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities, which mature in 60 days or less are valued at, amortized cost, which approximates market value.

Foreign Currency Translation – The books and records of the Trust are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)	market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii)	purchases and sales of investment securities, income and expenses — at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Trust are presented at the foreign exchange rates and market values at the close of each fiscal period, the Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the fiscal period. Similarly, the Trust does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains or losses will be included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets or liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Forward Exchange Currency Contracts – The Trust may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on it foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts would be included in net realized gain or loss on foreign currency transactions.

Semi-Annual Report  June 30, 2006   11

ING Clarion Global Real Estate Income Fund  Notes to Financial Statements (unaudited) continued

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Trust.

The Trust’s custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Trust having a value at least equal to the aggregate amount of the Trust’s commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Trust has in that particular currency contract. As of June 30, 2006, the Trust did not hold any forward exchange currency contracts.

Securities Transactions and Investment Income – Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Distributions received from investments in REITs are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The portion of dividend attributable to the return of capital is recorded against the cost basis of the security. Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of original issue discount, where applicable, and accretion of discount on short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

Swaps – The Trust may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Trust enters into interest rate swap agreements to manage its exposure to interest rate and credit risk. Interest rate swap agreements involve the exchange by the Trust with another party of their respective commitments to pay or receive interest. Dividends and interest on the securities in the swap are included in the value of the exchange. The swaps are valued daily at current market value and any unrealized gain or loss is included in the Statement of Assets and Liabilities. Gain or loss is realized on the termination date of the swap and is equal to the difference between the Trust’s basis in the swap and the proceeds of the closing transaction, including any fees. During the period that the swap agreement is open, the Trust may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement. The swaps involve elements of both market and credit risk in excess of the amounts reflected on the Statements of Assets and Liabilities.

The Trust entered into interest rate swap agreements for the six months ended June 30, 2006. Details of the swap agreements outstanding as of June 30, 2006 were as follows:

		Notional
	Termination	Amount	Fixed		Unrealized
Counterparty	Date	(000)	Rate	Floating Rate	Appreciation

Citigroup	07/01/2007	$200,000	3.68%	1 Month LIBOR	$3,877,463
Royal Bank of Canada	07/01/2009	200,000	4.32%	1 Month LIBOR	6,452,260

					$10,329,723

For each swap noted, the Trust pays a fixed rate and receives a floating rate.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid on a monthly basis. Distributions from net realized capital gains, if any, are normally distributed in December. Income dividends and capital gain distributions to common shareholders are recorded on the ex-dividend date. To the extent the Trust’s net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Trust not to distribute such gains.

The current monthly rate is $0.115 per share. The Trust continues to evaluate its monthly distribution policy in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future.

Use of Estimates – The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

3. Concentration of Risk

Under normal market conditions, the Trust’s investments will be concentrated in income-producing common equity securities, preferred securities, convertible securities and non-convertible debt securities issued by companies deriving the majority of their revenue from the ownership, construction, financing, management and/or sale of commercial, industrial, and/or residential real estate. Values of the securities of such companies may fluctuate due to economic, legal, cultural, geopolitical or technological developments affecting various global real estate industries.

4. Investment Management Agreement and Other Agreements

Pursuant to an investment management agreement between the Advisor and the Trust, the Advisor is responsible for the daily management of the Trust’s portfolio of investments, which includes buying and selling securities for the Trust, as well as investment research. The Advisor will receive an annual fee from the Trust based on the average weekly value of the Trust’s managed assets, which includes the amount from the issuance of the preferred shares. The Trust pays for investment advisory services and facilities through a fee
12  Semi-Annual Report  June 30, 2006

ING Clarion Global Real Estate Income Fund  Notes to Financial Statements (unaudited) continued

payable monthly in arrears at an annual rate equal to 0.85% of the average weekly value of the Trust’s managed assets plus certain direct and allocated expenses of the Advisor incurred on the Trust’s behalf. The Advisor has agreed to waive a portion of its management fee in the amount of 0.25% of the average weekly values of the Trust’s managed assets for the first five years of the Trust’s operations (through February, 2009), and for a declining amount for an additional four years (through February, 2013). During the six months ended June 30, 2006, the Trust incurred management fees of $8,228,538, which are net of $3,428,558 in management fees waived by the Advisor.

The Trust has multiple service agreements with The Bank of New York (“BNY”). Under the servicing agreements, BNY will perform custodial, fund accounting, certain administrative services, and transfer agency services for the Trust. As custodian, BNY is responsible for the custody of the Trust’s assets. As administrator, BNY is responsible for maintaining the books and records of the Trust’s securities and cash. As transfer agent, BNY is responsible for performing transfer agency services for the Trust.

5. Portfolio Securities

For the six months ended June 30, 2006, there were purchases and sales transactions (excluding short-term securities) of $244,191,999 and $186,175,400, respectively.

In 2005, the Trust received 303,030 in call options for Verde Realty MLP in connection with its purchase of shares in Verde Realty MLP. These options expire in August 2006 at $33.00 per share. There were no dollars expended for acquiring these options and there is no value to the options at June 30, 2006.

In 2006, the Trust received 1,623,500 in warrants for China Overseas Land & Investment Ltd. in connection with its purchase of shares in China Overseas Land & Investment Ltd. These warrants expire in July 2007 at 4.50HKD (Hong Kong Dollars) per share. There were no dollars expended for acquiring these warrants and there is no value to the warrants at June 30, 2006.

6. Federal Income Taxes

The Trust intends to elect to be, and qualify for treatment as, a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). A regulated investment company generally pays no federal income tax on the income and gains that it distributes. The Trust intends to meet the calendar year distribution requirements imposed by the Code to avoid the imposition of a 4% excise tax.

The Trust distinguishes between dividends on a tax basis and on a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains in the components of net assets on the Statement of Assets and Liabilities.

In order to present paid-in capital in excess of par and accumulated net realized gains or losses on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to additional paid-in capital, undistributed net investment income and accumulated net realized gains or losses on investments. For the year ended December 31, 2005, the adjustments were to increase accumulated net realized gain on investments by $7,174,320,and decrease undistributed net investment income by $7,174,320 due to the difference in the treatment for book and tax purposes of certain investments.

The final determination of the source of the 2006 distributions for tax purposes will be made after the end of the Trust’s fiscal year and will be reported to shareholders in January 2007 on Form 1099-DIV.

Currency losses incurred after October 31, 2005 (“post-October” losses) within the taxable year are deemed to arise on the first business day of the Trust’s next taxable year. The Trust incurred and elected to defer net currency losses during 2005 in the amount of $641,237.

Information on the components of net assets as of June 30, 2006 is as follows:

	Gross	Gross	Net Unrealized
Cost of	Unrealized	Unrealized	Appreciation
Investments	Appreciation	Depreciation	on Investments

$2,275,585,798	$576,031,813	$(11,859,375)	$564,172,438

For the year ended December 31, 2005, the tax character of distributions paid, as reflected in the Statements of Changes in Net Assets, was $163,017,004 of ordinary income and $17,197,419 of long-term capital gain.

7. Borrowings

The Trust leverages through the issuance of preferred shares, and/or borrowings in an aggregate amount of approximately 35% of the Trust’s capital to buy additional securities. The Trust may borrow from banks or other financial institutions. The use of preferred shares and other borrowing techniques to leverage the common shares can create risks.

The Trust has access to a secured line of credit up to $250,000,000 from BNY for borrowing purposes. Borrowings under this arrangement bear interest at the Federal funds rate plus 50 basis points. At June 30, 2006, there was an outstanding borrowing of $191,058,000 in connection with the Trust’s line of credit. The average daily amount of borrowings during the six months ended June 30, 2006 was $143,764,219, with a related weighted average interest rate of 5.18%. The maximum amount outstanding for the six months ended June 30, 2006, was $211,960,900.

8. Capital

The Trust issued 90,000,000 shares of common stock in its initial public offering. These shares were all issued at $15.00. In connection with the initial public offering of the Trust’s common shares, the underwriters were granted an over-allotment option to purchase additional common shares at a price of $15.00 per common share. On March 12, 2004, the underwriters purchased
Semi-Annual Report  June 30, 2006   13

ING Clarion Global Real Estate Income Fund  Notes to Financial Statements (unaudited) continued

6,000,000 common shares of the Trust pursuant to the over-allotment option. On April 8, 2004, the underwriters purchased 5,000,000 additional common shares of the Trust pursuant to the over-allotment option. In connection with the Trust’s DRIP plan, the Trust did not issue any common shares in 2005 and issued 154,306 common shares in 2004. At June 30, 2006, the Trust had outstanding common shares of 101,161,287 with a par value of $0.001 per share. The Advisor owned 6,981 shares of the common shares outstanding.

On February 26, 2004, the Trust’s Board authorized the issuance of preferred shares, in addition to the existing common shares, as part of its leverage strategy. Preferred shares issued by the Trust have seniority over the common shares.

The Trust issued 4,000 shares of Preferred Shares Series T28A, 4,000 shares of Preferred Shares Series W28B, 4,000 shares of Preferred Shares Series T28C, 4,000 shares of Preferred Shares Series W28D, 6,200 shares of Preferred Shares Series T7 and 6,200 shares of Preferred Shares Series W7, each with a liquidation value of $25,000 per share plus accumulated and unpaid dividends. Dividends will be accumulated daily at an annual rate set through auction procedures. Distributions of net realized capital gains, if any, will be paid annually.

For the six months ended June 30, 2006, the annualized dividend rates ranged from:

	High	Low	At June 30, 2006

Series T28A	5.30%	4.36%	5.30%
Series W28B	5.00	4.37	5.00
Series T28C	5.14	4.38	5.14
Series W28D	5.20	4.24	5.20
Series T7	5.25	4.15	5.25
Series W7	5.21	3.96	5.21

The Trust is subject to certain limitations and restrictions while preferred shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Trust from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of preferred shares at their liquidation value.

The holders of preferred shares have voting rights equal to the holders of common shares (one vote per share) and will vote together with holders of common shares as a single class. However, holders of preferred shares, voting as a separate class, are also entitled to elect two Trustees. In addition, the Investment Company Act of 1940, as amended, requires that, along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class, would be required to (a) adopt any plan of reorganization that would adversely affect the preferred shares, (b) change a Trust’s sub-classification as a closed-end investment company or change its fundamental investment restrictions and (c) change the nature of its business so as to cease to be an investment company.

9. Indemnifications

The Trust enters into contracts that contain a variety of indemnifications. The Trust’s exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses or current claims or losses pursuant to these contracts.
14  Semi-Annual Report  June 30, 2006

ING Clarion Global Real Estate Income Fund
Supplemental Information  (unaudited)

Result of Shareholder Votes

The Annual Meeting of Shareholders of the Fund was held on May 26, 2006. Preferred and Common shareholders voted on the election of Trustees.

With regard to the election of the following Trustee by preferred shareholders of the Fund:

	Number of Shares	Number of Shares
	In Favor	Withheld

Jarrett B. Kling	23,775.000	143.000

With regard to the election of the following Trustee by preferred and common shareholders of the Fund:

	Number of Shares	Number of Shares
	In Favor	Withheld

Asuka Nakahara	92,306,005.762	899,228.428

The other Trustees of the Fund whose terms did not expire in 2006 are John Bartholdson, T. Ritson Ferguson, Frederick S. Hammer and Richard L. Sutton.

Trustees

The Trustees of the ING Clarion Global Real Estate Income Fund and their principal occupations during the past five years:

				Number of
				Portfolios in
				the Fund
	Term of Office		Principal Occupations	Complex	Other Directorships
Name, Address	and Length of		During The Past	Overseen	Held by
and Age	Time Served(1)	Title	Five Years	by Trustee	Trustee

Interested Trustees:

T. Ritson Ferguson* 259 N. Radnor-Chester Road Radnor, PA 19087 Age: 47	1 year/since inception	Trustee, President and Chief Executive Officer	Managing Director and Chief Investment Officer of ING Clarion Real Estate Securities, L.P. since 1995.	2	Board member of the Community Coalition of Chester County (since 2005).

Jarrett B. Kling* 259 N. Radnor-Chester Road Radnor, PA 19087 Age: 63	2 years/since inception	Trustee	Managing Director of ING Clarion Real Estate Securities, L.P., member of the Investment Advisory Committee of the TDH Group of venture funds.	2	Trustee of The Hirtle and Callaghan Trust (1995 to present); National Trustee of the Boys and Girls Clubs of America (1997 to present); Board of Old Mutual Advisor Funds (since 2005).

Independent Trustees:

Asuka Nakahara 259 N. Radnor-Chester Road Radnor, PA 19087 Age: 50	2 years/since inception	Trustee	Associate Director of the Zell-Lurie Real Estate Center at the Wharton School, University of Pennsylvania, since July 1999; Lecturer of Real Estate at the Wharton School, University of Pennsylvania; Chief Financial Officer of Trammell Crow Co, from January 1, 1996 to September 1, 1998; Chief Knowledge Officer of Trammell Crow Co. from September 1, 1998 to December 31, 1999.	2	Serves on the Advisory board of the HBS Club of Philadelphia (2000-present) and the board of The Philadelphia Foundation (2004-present).

Frederick S. Hammer 259 N. Radnor-Chester Road Radnor, PA 19087 Age: 70	1 year/since inception	Trustee	Co-Chairman of Inter-Atlantic Group since 1994 and a member of its investment committee; Co-Chairman of Guggenheim Securities Holdings, LLC from 2002 to 2003; non-executive.	2	Chairman of the Board of Annuity and Life Re (Holdings), Ltd. (1998 to present); Director on the Boards of Tri-Arc Financial Services, Inc. (1989- 2004) and Magellan Insurance Co., Ltd. (1995-2004); former Director of Medallion Financial Corp. (1999-2002), IKON Office Solutions, Inc. (1986-1999) and VISA International (1978-1989); trustee of the Madison Square Boys and Girls Club (1978 to present).

Richard L. Sutton 259 N. Radnor-Chester Road Radnor, PA 19087 Age: 71	3 years/since inception	Trustee	Of Counsel, Morris, Nichols, Arsht & Tunnell, 2000 to present; Partner, Morris, Nichols, Arsht & Tunnel, 1966-2000.	2	Trustee of the Unidel Foundation, Inc. (since 2000); Board of Directors of Wilmington Country Club (1999-2004), Grand Opera House, Inc., (1976-1992), University of Delaware Library Associates, Inc. (1981-1999), Wilmington Club (1987-2003), American Judicature Society (1995-1999).

Semi-Annual Report  June 30, 2006   15

ING Clarion Global Real Estate Income Fund  Supplemental Information (unaudited) continued

Number of
Portfolios in
the Fund
	Term of Office		Principal Occupations	Complex	Other Directorships
Name, Address	and Length of		During The Past	Overseen	Held by
and Age	Time Served(1)	Title	Five Years	by Trustee	Trustee

John Bartholdson 259 N. Radnor-Chester Road Radnor, PA 19087 Age: 61	3 years/1 year	Trustee/Audit Committee Financial Expert	Senior Vice President, CFO and Treasurer, and a Director of Triumph Group, Inc., 1993-present.	2	Serves on the Board of Old Mutual Advisor Funds, Old Mutual Advisor Funds II and Old Mutual Insurance Series Fund (since 2004); and the Philadelphia/Washington Advisory Board of FM Global (since 2004).

(1)	After a Trustee’s initial term, each Trustee is expected to serve a three-year term concurrent with the class of Trustees for which he serves. Messrs. Sutton and Bartholdson, as a Class III Trustees, are expected to stand for re-election at the Trust’s 2007 annual meeting of shareholders; Messrs. Ferguson and Hammer, as Class I Trustees, are expected to stand for re-election at the Trust’s 2008 annual meeting of shareholders; Messrs. Kling and Nakahara, as Class II Trustees, are expected to stand for re-election at the Trust’s 2009 annual meeting of shareholders.

*	Messrs. Ferguson and Kling are deemed to be interested persons of the Trust as defined in the Investment Company Act of 1940, as amended, due to their positions with the Advisor.

Officers

The Officers of the ING Clarion Global Real Estate Income Fund and their principal occupations during the past five years:

Name, Address, Age		Principal Occupations
and Position(s) Held	Length of Time	During the Past
with Registrant	Served	Five Years and Other Affiliations

Officers:

Jonathan A. Blome 259 N. Radnor-Chester Road Radnor, PA 19087 Age: 29 Chief Financial Officer	since 2006	Vice President of ING Clarion Real Estate Securities, L.P. since 2005

Heather Trudel 259 N. Radnor-Chester Road Radnor, PA 19087 Age: 35 Secretary	since inception	Director of ING Clarion Real Estate Securities, L.P. since 1995

Additional Information

Additional information regarding the Trustees is available upon request, without charge, by calling the following toll-free telephone number: 1-888-711-4272.

The Trust has delegated the voting of the Trust’s voting securities to the Trust’s advisor pursuant to the proxy voting policies and procedures of the advisor. You may obtain a copy of these policies and procedures by calling 1-888-711-4272. The policies may also be found on the website of the Securities and Exchange Commission (http://www.sec.gov).

Information regarding how the Trust voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Trust at 1-888-711-4272 or by accessing the Trust’s Form N-PX on the Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q are available on the SEC website at http://www.sec.gov. The Trust’s Form N-Q may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

16  Semi-Annual Report  June 30, 2006

ING Clarion Global Real Estate Income Fund
Dividend Reinvestment Plan  (unaudited)

Pursuant to the Trust’s Dividend Reinvestment Plan (the “Plan”), shareholders of the Trust are automatically enrolled, to have all distributions of dividends and capital gains reinvested by The Bank of New York (the “Plan Agent”) in the Trust’s shares pursuant to the Plan. You may elect not to participate in the Plan and to receive all dividends in cash by sending written instructions or by contacting The Bank of New York, as dividend disbursing agent, at the address set forth below. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by contacting the Plan Agent before the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Shareholders who do not participate in the Plan will receive all distributions in cash paid by check and mailed directly to the shareholders of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent, which serves as agent for the shareholders in administering the Plan.

After the Trust declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants’ account, depending upon the circumstances described below, either (i) through receipt of unissued but authorized shares from the Trust (“newly issued shares”) or (ii) by open market purchases. If, on the dividend payment date, the NAV is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as “market premium”), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant’s account will be determined by dividing the dollar amount of the dividend by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the dividend will be divided by 95% of the market price on the payment date. If, on the dividend payment date, the NAV is greater than the market value per share plus estimated brokerage commissions (such condition being referred to herein as “market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participants in open-market purchases.

The Plan Agent’s fees for the handling of the reinvestment of dividends and distributions will be paid by the Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions will not relieve participants of any Federal income tax that may be payable on such dividends or distributions.

The Trust reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Trust reserves the right to amend the Plan to include a service charge payable by the participants. Participants that request a sale of shares through the Plan Agent are subject to a $2.50 sales fee and a $0.15 per share sold brokerage commission. All correspondence concerning the Plan should be directed to the Plan Agent at The Bank of New York, Attention: Stock Transfer Department, P.O. Box 11258, New York, NY 10286-1258; Phone number: (800) 432-8224.

ING Clarion Global Real Estate Income Fund

Fund Information

Board of Trustees
T. Ritson Ferguson
Jarrett B. Kling
Asuka Nakahara
Frederick S. Hammer
Richard L. Sutton
John Bartholdson

Officers
T. Ritson Ferguson
President and
Chief Executive Officer

Jonathan A. Blome
Chief Financial Officer

Heather Trudel
Secretary

Investment Advisor
ING Clarion Real Estate Securities, L.P.
259 N. Radnor-Chester Road
Radnor, PA 19087

Administrator, Custodian and Transfer Agent
The Bank of New York
New York, New York

Preferred Shares — Dividend Paying Agent
The Bank of New York
New York, New York

Legal Counsel
Morgan, Lewis & Bockius, LLP
Washington, DC

Independent Registered Public Accounting Firm
Ernst & Young LLP
Philadelphia, Pennsylvania

Item 2. Code of Ethics.
Not applicable for a semi-annual reporting period.
Item 3. Audit Committee Financial Expert.
Not applicable for a semi-annual reporting period.
Item 4. Principal Accountant Fees and Services.
Not applicable for a semi-annual reporting period.
Item 5. Audit Committee of Listed Registrants.
Not applicable for a semi-annual reporting period.
Item 6. Schedule of Investments.
The schedule is included as part of the report to shareholders filed under Item 1 of this form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for a semi-annual reporting period.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
T. Ritson Ferguson
Managing Director and Chief Investment Officer
13 years
Experience during past 5 years has been with ING Clarion Real Estate Securities, L.P.
Steven D. Burton
Managing Director and Lead Global Portfolio Manager
10 years
Experience during past 5 years has been with ING Clarion Real Estate Securities, L.P.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
None.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized, and reported timely.
(b) The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the Trust’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) Not applicable.
(a)(2) Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.
(b) Certification of chief executive officer and chief financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ING Clarion Global Real Estate Income Fund

By:	/s/ T. Ritson Ferguson

Name:	T. Ritson Ferguson

Title:	President and Chief Executive Officer

Date:	August 28 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ T. Ritson Ferguson

Name:	T. Ritson Ferguson

Title:	President and Chief Executive Officer

Date:	August 28, 2006

By:	/s/ Jonathan A. Blome

Name:	Jonathan A. Blome

Title:	Treasurer and Chief Financial Officer

Date:	August 28, 2006